General (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 20, 2020	Dec. 31, 2020	May 17, 2019
General (Details) [Line Items]
Number of additional tokens		1,481,481
Fees at minimum discount		10.00%
Description for token reserve		The Company does not intend to issue 35 million of the 200 million INX Tokens that have been created. In addition, the Company will reserve an additional 20% of INX Tokens received as payment of transaction fees, as long as the total amount of INX Tokens reserved does not exceed 35 million plus 50% of the number of INX Tokens sold by the Company to the public pursuant to the Offering and subsequent offerings of INX Tokens (excluding re-issuances of reacquired INX Tokens), up to a maximum of 100 million INX Tokens. The Company does not intend to issue these reserved INX Tokens for general fundraising purposes; these INX Tokens may be issued to finance extraordinary expenditures, as determined by the Board. In addition, as of December 31, 2020, a total of 17,373,438 INX Tokens are reserved for issuance to employees, directors, advisors and early investors.
Receive pro rata distribution			20.00%
Accumulated deficit		$ 32,667
Additional proceeds from offering		$ 15,000
INX Token [Member]
General (Details) [Line Items]
Number of tokens		200,000,000
Public offering tokens	130,000,000
Price per token	$ 0.90
Minimum proceeds from the offering	$ 7,500
Issuance of tokens		10,256,128
Total offering proceeds from issuance of tokens		$ 9,232
Financing agreement token amount		$ 1,171
Receive pro rata distribution			40.00%
Triple-V (1999) Ltd. [Member]
General (Details) [Line Items]
Percentage of shares outstanding		27.83%
A-Labs Finance and Advisory Ltd. [Member]
General (Details) [Line Items]
Percentage of shares outstanding		9.10%